Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share	NET INCOME (LOSS) PER SHARE
The following table sets forth the computation of net income (loss) per common share:

	Year ended December 31,
	2021	2020	2019
Net income (loss) per share
Numerator
Net Income (loss)	$21,206	$22,531	$(18,792)

Denominator
Denominator for basic net income (loss) per weighted average common shares	68,502,092	30,855,778	25,663,488
Effect of dilutive securities
Warrants	2,805,302	—	—
Unvested RSUs	265,692	—	—
Common stock warrants	—	5,004,062	—
Convertible preferred warrants	—	368,020	—
Stock options	9,000,132	10,720,585	—
Denominator for diluted net income (loss) per weighted average common shares	80,573,218	46,948,445	25,663,488

Net income (loss) per common share
Basic	$0.31	$0.73	$(0.73)
Diluted	$0.26	$0.48	$(0.73)
The Company’s potentially dilutive securities, which include unvested RSUs, stock options to purchase common stock and warrants to purchase common stock, have been excluded from the computation of diluted net income (loss) per share for certain periods, as the effect would be antidilutive. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net income (loss) per share is the same in periods of a net loss. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net income (loss) per share for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020	2019
Public warrants	12,500,000	—	—
Private warrants	332,500	—	—
Options to purchase common stock	346,603	—	11,982,429
Unvested restricted stock units	—	19,000,000	—
Warrants to purchase common stock	—	—	5,654,584
Total common stock equivalents	13,179,103	19,000,000	17,637,013
Warrants and options to purchase common stock that were outstanding during the year ended December 31, 2021 were not included in the computation of diluted EPS because the warrants exercise price was greater than the average market price of the common stock. Unvested restricted stock units that were outstanding during the year ended December 31, 2020 were not included in the computation of diluted EPS because the Merger had not occurred as of the reporting date. Options and warrants to purchase common stock outstanding during the year ended December 31, 2019 were not included in the computation of diluted EPS as there were no earnings attributable to common stock.